Note 3 - Summary of Significant Accounting Policies - Reconciliation of Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 1,918,454	$ 2,751,386
Restricted cash	4,311,002
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 6,229,456	$ 2,751,386	$ 433,427	$ 1,147,295	$ 455,682